Condensed Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning Balance, Amount at Dec. 31, 2013	$ (8,768,003)	$ 1,466	$ 46,715,500	$ (55,426,635)	$ (58,334)
Beginning Balance, Share at Dec. 31, 2013		1,465,712
Convertible notes, promissory notes, loan payable-related party, due to related parties and accrued interest converted into Series A and B preferred stock and immediately converted into commons stock,Amount	30,951,078	$ 14,049	30,937,029
Convertible notes, promissory notes, loan payable-related party, due to related parties and accrued interest converted into Series A and B preferred stock and immediately converted into commons stock,Share		14,048,701
Conversion of accounts payable to common stock, Amount	4,349,428	$ 1,836	4,347,592
Conversion of accounts payable to common stock, Share		1,836,361
Private placement (net of finders' fee) Amount	1,877,500	$ 2,157	1,875,343
Private placement (net of finders' fee) share		2,157,042
Foreign exchange translation adjustment	58,334				$ 58,334
Stock- based compensation, Amount	1,391,123	$ 811	1,390,312
Stock- based compensation, Share		811,000
Net loss	(30,883,096)			(30,883,096)
Ending Balance, Amount at Dec. 31, 2014	(1,023,636)	$ 20,319	85,265,776	(86,309,731)
Ending Balance, Share at Dec. 31, 2014		20,318,816
Accounts payable settled in shares, Amount	21,913	$ 118	21,795
Accounts payable settled in shares, Share		118,450
Private placement (net of finders' fee) Amount	2,326,015	$ 12,321	2,313,694
Private placement (net of finders' fee) share		12,363,447
Fair value of warrants recognized as derivative liabilities in January and March 2015 Financing	(9,313,000)		(2,313,694)	(6,999,306)
Fair value of warrants issued on May 28, 2015	(6,133,000)			(6,133,000)
Exercise of warrants, Amount	9,219,998	$ 37,122	9,182,876
Exercise of warrants, Share		37,079,990
Reclassification of Derivative Warrant Liabilities to Equity at exercise date	16,835,000		16,835,000
Finders' fee on exercise of warrants	(767,995)		(767,995)
Shares issued in settlement, Amount	26,473	$ 50	26,423
Shares issued in settlement, Share		49,950
Stock- based compensation, Amount	1,514,266	$ 621	1,513,645
Stock- based compensation, Share		620,110
Net loss	(34,066,390)			(34,066,390)
Ending Balance, Amount at Dec. 31, 2015	(21,360,356)	$ 70,551	112,077,520	(133,508,427)
Ending Balance, Share at Dec. 31, 2015		70,550,763
Stock- based compensation, Amount	405,250	$ 440	404,810
Stock- based compensation, Share		440,000
Net loss	(4,749,739)			(4,749,739)
Ending Balance, Amount at Mar. 31, 2016	$ (25,704,845)	$ 70,991	$ 112,482,330	$ (138,258,166)
Ending Balance, Share at Mar. 31, 2016		70,990,763